SCHEDULE OF WARRANT LIABILITY (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Balance	$ 100	$ 156,433
Balance, shares	136	286
Issuance of warrants		$ 14,678,550
Warrants Issued, shares		304,414
Exercise of pre-funded warrants
Exercise of warrants April 11, 2024		$ (85,320)
Exercise of warrants April 11, 2024, shares		(150)
Exercise of Warrants May10-29		$ (6,445,594)
Exercise of Warrants May10-29, shares		(16,705)
Extinguishment of warrant liability (June 5, 2024)		$ (312,983)
Warrants Issued, shares		(656)
Exercise of Warrants July 1-26, 2024		$ (5,583,735)
Exercise of Warrants July 1-26, 2024, shares		(56,026)
Extinguishment of warrant liability July 11, 2024		$ (1,602,021)
Extinguishment of warrant liability July 11, 2024, shares		(3,733)
Exercise of Warrants August 15-Sep 10, 2024		$ (3,724,084)
Exercise of Warrants August 15-Sep 10, 2024, shares		(227,294)
Change in fair value		(2,487,294)
Extinguishment of warrant liability
Day 1 loss		5,406,148
Balance	$ 100	$ 100
Balance, shares	136	136
Warrants January 11, 2022 [member]
IfrsStatementLineItems [Line Items]
Balance		$ 3,158
Balance, shares	80	80
Change in fair value		$ (3,158)
Balance
Balance, shares	80	80
Pre-funded warrants October 31, 2023 [member]
IfrsStatementLineItems [Line Items]
Balance	$ 100	$ 153,275
Balance, shares	56	206
Exercise of warrants April 11, 2024		$ (85,320)
Exercise of warrants April 11, 2024, shares		(150)
Change in fair value		$ (67,855)
Balance	$ 100	$ 100
Balance, shares	56	56
Regular warrants April 9, 2024 [member]
IfrsStatementLineItems [Line Items]
Balance		$ 0
Balance, shares		0
Issuance of warrants		$ 104,871
Warrants Issued, shares		656
Extinguishment of warrant liability (June 5, 2024)		$ (312,983)
Warrants Issued, shares		(656)
Change in fair value		$ 82,361
Day 1 loss		125,751
Balance
Balance, shares
Prefunded warrants (May 10 2024) [member]
IfrsStatementLineItems [Line Items]
Balance		$ 0
Balance, shares		0
Issuance of warrants		$ 3,969,929
Warrants Issued, shares		16,705
Exercise of Warrants May10-29		$ (6,445,594)
Exercise of Warrants May10-29, shares		(16,705)
Change in fair value		$ (1,372,403)
Day 1 loss		3,848,068
Balance
Balance, shares
Regular warrants (June 5 2024) [member]
IfrsStatementLineItems [Line Items]
Balance		$ 0
Balance, shares		0
Issuance of warrants		$ 626,482
Warrants Issued, shares		3,733
Extinguishment of warrant liability July 11, 2024		$ (1,602,021)
Extinguishment of warrant liability July 11, 2024, shares		(3,733)
Change in fair value		$ 975,539
Balance
Balance, shares
Prefunded warrants (June 28 2024) [member]
IfrsStatementLineItems [Line Items]
Balance		$ 0
Balance, shares		0
Issuance of warrants		$ 5,999,999
Warrants Issued, shares		56,026
Exercise of Warrants July 1-26, 2024		$ (5,583,735)
Exercise of Warrants July 1-26, 2024, shares		(56,026)
Change in fair value		$ (416,264)
Balance
Balance, shares
Prefunded warrants (August 15 2024) [member]
IfrsStatementLineItems [Line Items]
Balance		$ 0
Balance, shares		0
Issuance of warrants		$ 3,977,269
Warrants Issued, shares		227,294
Exercise of Warrants August 15-Sep 10, 2024		$ (3,724,084)
Exercise of Warrants August 15-Sep 10, 2024, shares		(227,294)
Change in fair value		(1,685,514)
Day 1 loss		1,432,329
Balance
Balance, shares